Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 6) (Details) (USD $)	3 Months Ended					9 Months Ended		12 Months Ended			43 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Federal tax rate								35.00%
Net income since corporate reorganization		$ 75,400,000						$ 75,400,000			$ 75,400,000
Nondeductible expense share based compensation cost		31,100,000						31,100,000			31,100,000
Deferred Tax Assets, Net	162,300,000	20,255,000				162,300,000		20,255,000			20,255,000
Deferred Charges and Accrued Income Taxes		7,300,000						7,300,000			7,300,000
Valuation Allowance Percentage									100.00%	100.00%
Federal								18,721,000
State								6,952,000
Total current								25,673,000
Federal								3,687,000
State								(784,000)
Total deferred								2,903,000
Income Tax Expense (Benefit)	(28,956,000)	15,933,000	19,056,000	(6,612,000)	199,000	(58,442,000)	12,643,000	28,576,000	0	0	28,576,000
United States								141,801,000	(50,774,000)	(28,587,000)
Foreign								5,109,000
(Loss) income before income taxes and equity earnings	(43,745,000)		64,157,000			(143,152,000)	104,303,000	146,910,000	(50,774,000)	(28,587,000)
Federal tax computed at the statutory rate								51,419,000
State tax, net of federal benefit								5,255,000
Change In valuation allowance								(22,730,000)
Federal tax credits								2,627,000
Domestic production activities deduction								2,493,000
Foreign income tax rate differential								(1,735,000)
Other item, net								1,487,000
Inventory									1,133,000
Other		806,000						806,000	106,000		806,000
Total current		806,000						806,000	1,239,000		806,000
Asset retirement obligation		419,000						419,000	656,000		419,000
Mineral resources		16,975,000						16,975,000	16,516,000		16,975,000
Employee stock compensation		835,000						835,000			835,000
Net operating losses		852,000						852,000	6,750,000		852,000
Other		116,000						116,000	62,000		116,000
Total non-current		19,197,000						19,197,000	23,984,000		19,197,000
Inventory		1,849,000						1,849,000			1,849,000
Other		313,000						313,000			313,000
Total current		2,162,000						2,162,000			2,162,000
Development costs		217,000						217,000	96,000		217,000
Property, plant and equipment		3,647,000						3,647,000	2,397,000		3,647,000
Section 174 costs		20,094,000						20,094,000			20,094,000
Convertible debt (Notes)		14,138,000						14,138,000			14,138,000
Total non-current		38,096,000						38,096,000	2,493,000		38,096,000
Net deferred taxes, before valuation allowance		(20,255,000)						(20,255,000)	(22,730,000)		(20,255,000)
Total deferred tax									(22,730,000)
Additions								519,000
Balance, end of year		$ 519,000						$ 519,000			$ 519,000